SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.5%
	Alabama — 1.3%
	Alabama Public School & College Authority (Educational Facilities), Series B, 5.00% due 6/1/2026	$ 4,380,000	$ 4,936,216
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements) GO, Series A, 5.00% due 9/1/2027	1,250,000	1,329,775
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	7,185,480
	Alaska — 0.2%
	Alaska Housing Finance Corp. (State Capital Project) GO, Series A, 5.00% due 12/1/2021 (pre-refunded 12/1/2020)	500,000	509,715
	City of Valdez (BP Pipelines (Alaska), Inc. Project), Series C, 5.00% due 1/1/2021	2,000,000	2,044,460
	Arizona — 2.1%
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,897,150
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2024 - 8/1/2029	2,635,000	2,886,947
	County of Pima (Providence Day School Project) IDA, 5.00% due 12/1/2030	2,000,000	2,022,960
[a]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	2,000,000	2,030,360
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2033 - 1/1/2037	7,000,000	8,873,450
	Salt Verde Financial Corp. (Gas Supply Acquisition), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,148,666
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 5.00% due 11/1/2031 - 11/1/2034	3,655,000	4,293,002
	California — 5.5%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	4,229,053
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	3,020,000	3,316,172
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	2,175,801
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2027	5,250,000	5,385,765
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,503,075
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.), Series B, 1.70% due 8/1/2024 (put 8/3/2020)	2,000,000	1,980,992
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,600,300
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,307,650
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,410,000	1,668,481
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,923,850
	Los Angeles Department of Airports AMT, Series A, 5.00% due 5/15/2036	3,635,000	4,478,211
	M-S-R Energy Authority, Series B, 6.125% due 11/1/2029	2,480,000	3,117,955
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,187,654
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,462,100
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034	3,000,000	3,610,870
	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Series A-2, Zero Coupon due 7/15/2023	2,065,000	2,010,484
	San Jose Redevelopment Agency (Merged Area Redevelopment Project),
	5.25% due 8/1/2027 (pre-refunded 8/1/2020)	2,400,000	2,409,744
	5.375% due 8/1/2028 (pre-refunded 8/1/2020)	1,175,000	1,179,888
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 9/1/2023	900,000	884,664
	State of California (Kindergarten-University Facilities) GO, 5.25% due 9/1/2026	5,000,000	5,284,550
	Colorado — 1.2%
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039	1,925,000	2,321,126
	Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,339,272
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,650,000	1,850,557
	State of Colorado COP,
	Series A,
	5.00% due 9/1/2029 - 9/1/2032	2,915,000	3,702,117
[c]	5.00% due 9/1/2031	2,290,000	2,888,652
	Connecticut — 2.3%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,960,168
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,212,400
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	15,174,827
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,397,291
	Series E, 5.00% due 9/15/2033	2,650,000	3,272,962
	District of Columbia — 1.8%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue), Series A, 5.00% due 10/1/2038 - 10/1/2039	3,000,000	3,504,000
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,453,205
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,189,245
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	4,022,891
	Florida — 7.8%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	3,500,000	4,190,695
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,260,630

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	$ 6,450,000	$ 8,955,002
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	4,002,641
	Escambia County (Florida Health Care Facility Loan Program; Insured: AMBAC) HFA ETM, 5.95% due 7/1/2020	260,000	260,039
[a]	JEA Water & Sewer System Revenue (SPA U.S. Bank, N.A.), Series A-1, 0.13% due 10/1/2038 (put 7/1/2020)	10,900,000	10,900,000
	Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026	1,210,000	1,306,824
[a]	Manatee County (Florida Power & Light Co.), 0.13% due 9/1/2024 (put 7/1/2020)	1,100,000	1,100,000
	Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	7,240,335
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	6,062,282
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,336,503
	Miami-Dade County (Seaport Properties) GO, Series C, 5.00% due 10/1/2023	1,040,000	1,100,622
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,120,870
	Miami-Dade County School Board (Insured: AMBAC) COP, Series D, 5.00% due 10/1/2021	3,035,000	3,203,048
	Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,869,872
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,289,560
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	600,990
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	771,168
[a]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 1.419% (CPI + 2.05%) due 10/1/2021	2,000,000	2,043,208
	School Board of Broward County (Educational Facilities and Equipment) COP, Series A, 5.00% due 7/1/2027	2,000,000	2,168,420
	School Board of Broward County (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,347,380
	School District of Broward County COP,
	Series A,
	5.00% due 7/1/2026	545,000	591,172
	5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,686,040
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,726,865
	State of Florida GO, 4.00% due 7/1/2030	1,000,000	1,035,640
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028	3,500,000	3,929,450
	Georgia — 2.8%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,623,416
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	530,000	569,390
	Clarke County Hospital Authority (Athens Regional Medical Center), 5.00% due 1/1/2023 - 1/1/2026 (pre-refunded 1/1/2022)	5,620,000	6,017,952
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2035 - 5/15/2037	11,170,000	14,300,131
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2035 - 1/1/2038	4,340,000	5,123,868
	Guam — 0.8%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	7,034,390
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,105,600
	Hawaii — 1.2%
	County of Hawaii GO, Series A, 5.00% due 9/1/2033	1,250,000	1,520,637
	State of Hawaii GO,
	Series DZ, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	3,635,000	3,877,309
	Series DZ-2016, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	6,365,000	6,789,291
	Illinois — 11.6%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	2,086,486
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,606,411
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2027 - 1/1/2029	3,940,000	4,363,825
	Series B, 5.00% due 1/1/2025 - 1/1/2030	4,500,000	4,980,285
	Series D, 5.00% due 1/1/2028	3,450,000	3,822,255
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	10,720,389
	5.25% due 1/1/2034	4,700,000	5,066,506
	City of Chicago (Wastewater Transmission System), Series C-2, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,822,845
	City of Chicago (Wastewater Transmission System; Insured: AGM), Series B, 5.00% due 1/1/2034	1,375,000	1,578,527
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,116,770
	City of Chicago (Water System; Insured: AGM), 5.00% due 11/1/2037	4,250,000	4,955,542
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,270,000	1,569,161
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,500,000	1,654,680
	6.00% due 1/1/2038	7,500,000	8,328,000
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2025	1,900,000	1,928,728
	Cook County GO, Series A, 5.25% due 11/15/2024	3,000,000	3,033,060
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO ETM, Series D, Zero Coupon due 12/1/2022	2,000,000	1,927,380
	Illinois (Midwest Care Center I, Inc.; Collateralized: GNMA) HFA, 5.70% due 2/20/2021	95,000	95,137

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	$ 1,000,000	$ 1,147,520
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,132,870
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	6,397,041
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030 - 12/1/2031	2,655,000	3,336,582
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,053,620
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,387,502
	Regional Transportation Authority (Insured: Natl-Re), Series A, 6.00% due 7/1/2031	1,070,000	1,450,674
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	2,000,000	2,379,300
	State of Illinois, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	13,753,296
	State of Illinois GO, Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,608,480
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,598,637
	Indiana — 2.7%
	Board of Trustees for the Vincennes University, Series J, 5.375% due 6/1/2022	895,000	898,338
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	2,730,000	2,820,609
[a]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,094,730
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,768,259
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), Series A, 5.25% due 4/1/2023	2,000,000	2,254,700
	Indiana Bond Bank (Natural Gas Utility Improvements), Series A, 5.25% due 10/15/2020	5,340,000	5,401,303
	Indiana Finance Authority (Marian University), 5.25% due 9/15/2022 - 9/15/2023 (pre-refunded 9/15/2021)	5,085,000	5,389,846
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2021	605,000	607,033
	Iowa — 0.4%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,632,818
	Kansas — 0.1%
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031	640,000	795,434
	Kentucky — 0.9%
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	6,500,000	7,137,520
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,606,682
	Louisiana — 2.6%
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032	6,825,000	8,180,943
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2031 - 12/1/2035	3,770,000	4,728,077
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031	6,100,000	6,806,595
	New Orleans Regional Transit Authority (Insured: AGM), 5.00% due 12/1/2023 - 12/1/2024	2,000,000	2,036,730
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,318,010
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	1,000,000	1,052,110
	Maryland — 0.0%
	Montgomery County GO, Series C, 5.00% due 10/1/2025	365,000	448,355
	Massachusetts — 1.7%
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	10,836,723
	Massachusetts Bay Transportation Authority (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,402,340
	Massachusetts Development Finance Agency (CareGroup Healthcare System), Series I, 5.00% due 7/1/2036	1,750,000	1,997,765
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,960,391
	Massachusetts Educational Financing Authority (Higher Education Student Loans), Series A, 5.50% due 1/1/2022	1,130,000	1,131,322
	Michigan — 2.5%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,178,115
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.00% due 11/1/2025	300,000	318,249
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,750,138
	5.125% due 11/1/2032	750,000	835,065
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,285,359
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,870,184
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,386,308
	Kalamazoo Hospital Finance Authority (Bronson Healthcare),
	5.25% due 5/15/2026	175,000	181,251
	5.25% due 5/15/2026 (pre-refunded 5/15/2021)	1,110,000	1,158,119
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,668,938
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	3,940,320
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	820,000	822,362
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	3,000,000	3,095,160
	Minnesota — 0.3%
	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00% due 10/1/2034 - 10/1/2035	600,000	748,989
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.45% due 7/1/2034	2,725,000	2,833,373
	Mississippi — 1.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Mississippi Development Bank (Department of Corrections), Series D, 5.25% due 8/1/2027 (pre-refunded 8/1/2020)	$ 3,415,000	$ 3,428,558
	Mississippi Development Bank (Jackson Public School District; Insured BAM) GO, 5.25% due 10/1/2037 - 10/1/2038	5,250,000	6,554,225
	Mississippi Development Bank (Vicksburg Warren School District; Insured: BAM), 5.50% due 3/1/2038	700,000	896,742
	Missouri — 0.3%
	City of Excelsior Springs (Insured: BAM) COP, Series B, 4.00% due 3/1/2031	150,000	190,407
	Missouri Health and Educational Facilities Authority (Webster University) ETM, 5.00% due 4/1/2021	2,520,000	2,605,655
	Nebraska — 0.6%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	5,350,000	5,999,972
	Nevada — 1.2%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2027 - 9/1/2032	3,180,000	3,503,875
	Washoe County (Reno Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2026 - 7/1/2032 (pre-refunded 7/1/2021)	7,095,000	7,432,651
	Washoe County NV GO, 5.00% due 7/1/2032 (pre-refunded 7/1/2021)	1,905,000	1,995,659
	New Hampshire — 1.1%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bankl N.A.), Series B-1, 0.14% due 7/1/2033 (put 7/1/2020)	4,800,000	4,800,000
	New Hampshire Municipal Bond Bank, Series C, 5.00% due 8/15/2026	1,860,000	2,120,809
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,288,642
	New Jersey — 4.0%
	Cape May County Industrial Pollution Control Financing Authority (Atlantic City Electric Company; Insured: Natl-Re), Series A, 6.80% due 3/1/2021	675,000	703,087
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	2,992,925
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026 - 6/15/2038	6,515,000	7,216,785
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,471,150
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	1,984,240
	New Jersey (Transit Corp.) EDA, 5.00% due 11/1/2036	2,950,000	3,313,912
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,407,670
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2032	485,000	549,772
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2023 - 6/15/2031	3,500,000	3,838,800
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), 5.00% due 6/15/2038	3,500,000	3,867,220
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2036	5,500,000	6,124,815
	Passaic Valley Sewage Commissioners GO, Series G, 5.75% due 12/1/2022	3,000,000	3,372,690
	New Mexico — 0.6%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B, 4.70% due 9/1/2024	3,000,000	3,042,510
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,130,000	2,149,596
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	440,000	546,819
	New York — 7.8%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	5,208,503
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,467,820
[a]	City of New York (LOC Mizuho Bank, Ltd) GO, Series G-6, 0.13% due 4/1/2042 (put 7/1/2020)	5,900,000	5,900,000
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,467,271
	County of Suffolk GO, Series I, 2.50% due 7/23/2020	3,000,000	3,002,550
	Erie County Industrial Development Agency (City of Buffalo School District) (State Aid Withholding), Series A, 5.00% due 5/1/2027	5,000,000	5,592,650
	Metropolitan Transportation Authority, Series D, 5.00% due 11/15/2031	6,215,000	6,873,169
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2025	7,500,000	8,353,800
	Series C-1, 5.00% due 11/15/2030	2,285,000	2,588,859
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Barclays Bank PLC), 0.14% due 11/1/2042 (put 7/1/2020)	5,780,000	5,780,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA State Street Bank and Trust Co.), 0.14% due 8/1/2039 (put 7/1/2020)	2,700,000	2,700,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.), 0.14% due 8/1/2039 (put 7/1/2020)	3,300,000	3,300,000
[a]	New York City Water & Sewer System (LOC Citibank N.A.), Series F-SUBSER F-2, 0.14% due 6/15/2035 (put 7/1/2020)	1,120,000	1,120,000
	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen),
[a]	Series BB-1, 0.12% due 6/15/2039 (put 7/1/2020)	3,500,000	3,500,000
[a]	Series FF-2, 0.12% due 6/15/2044 (put 7/1/2020)	3,000,000	3,000,000
	New York City Water & Sewer System (SPA State Street Bank and Trust Co.),
[a]	0.14% due 6/15/2045 (put 7/1/2020)	500,000	500,000
[a]	Series B4, 0.14% due 6/15/2045 (put 7/1/2020)	600,000	600,000
	New York City Water & Sewer System (SPA U.S. Bank, N.A.),
[a]	0.14% due 6/15/2043 (put 7/1/2020)	1,000,000	1,000,000
[a]	Series B2, 0.14% due 6/15/2045 (put 7/1/2020)	550,000	550,000
	New York State Dormitory Authority,
	Series A, 5.00% due 3/15/2037	735,000	926,401
	Series B, 5.00% due 3/31/2021	2,000,000	2,070,020
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,764,150
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	1,000,000	1,171,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	$ 500,000	$ 608,180
	New York State Dormitory Authority (State University Educational Facilities), Series A, 5.25% due 5/15/2021	255,000	265,616
	New York State Urban Development Corp. (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2037	500,000	629,090
[a]	Triborough Bridge & Tunnel Authority (LOC U.S. Bank N.A.), Series 2005B-4C, 0.14% due 1/1/2031 (put 7/1/2020)	690,000	690,000
	North Carolina — 1.2%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,413,051
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030	3,000,000	3,485,700
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	6,514,500
	Ohio — 5.3%
	Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,075,030
	American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,316,480
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031	3,075,000	3,590,462
	City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,900,318
	City of Cleveland (Public Facilities Improvements), Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,995,312
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,104,560
	City of Cleveland GO,
	5.00% due 12/1/2026	15,000	16,547
	5.00% due 12/1/2026 (pre-refunded 12/1/2022)	1,215,000	1,352,271
	City of Cleveland Income Tax Revenue, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,813,409
	Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2021	2,040,000	2,064,011
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,149,030
	County of Allen (Catholic Health Partners-Mercy Health West Facility), Series A, 5.00% due 5/1/2025 - 5/1/2026	8,325,000	8,873,327
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2039	3,170,000	3,927,637
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	9,275,347
	Deerfield Township (Public Street Improvements-Wilkens Blvd.), 5.00% due 12/1/2025	840,000	842,831
	Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	3,354,438
	Lucas County Health Care Facility (Sunset Retirement Community),
	5.00% due 8/15/2021	505,000	512,605
	5.125% due 8/15/2025	1,350,000	1,387,017
	Pennsylvania — 8.0%
	Allegheny County (Propel Charter School-McKeesport) IDA,
	Series C,
	5.90% due 8/15/2026	685,000	688,076
	6.375% due 8/15/2035	1,130,000	1,135,435
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	1,150,000	1,418,261
	Bucks County (Waste Management, Inc.) AMT, IDA, 2.75% due 12/1/2022	7,000,000	7,289,940
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,616,250
	City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2036 - 8/1/2037	5,485,000	6,331,576
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2029	1,100,000	1,345,531
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,472,996
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,638,520
	Dallastown Area School District (State Aid Withholding) GO, Series A, 4.00% due 5/1/2021	460,000	472,839
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030	3,000,000	3,389,580
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,172,644
	Pennsylvania Higher Educational Facilities Authority (Insured: AMBAC), Series 14, Zero Coupon due 7/1/2020	2,032,839	2,032,778
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 6/1/2027	5,000,000	6,185,100
	Pennsylvania Turnpike Commission (Highway Improvements),
	Series A, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,540,000	1,572,494
	Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	2,079,283
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	2,460,000	2,511,906
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,685,000	6,725,461
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	13,108,262
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,770,006
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	4,207,530
	Rhode Island — 0.5%
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	865,152
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	4,080,253
	South Carolina — 0.2%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,283,540
	South Dakota — 0.4%
	South Dakota Health and Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2023 (pre-refunded 7/1/2021)	1,575,000	1,649,466
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	2,113,464

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Tennessee — 1.8%
	County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	$ 3,560,000	$ 4,305,783
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,733,140
	Tennessee Energy Acquisition Corp. (The Gas Project),
	Series A, 5.25% due 9/1/2023	7,000,000	7,825,790
	Series C, 5.00% due 2/1/2023	2,500,000	2,699,175
	Texas — 8.4%
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,486,243
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,148,710
	City of Galveston (Galveston Island Convention Center; Insured: AGM),
	Series A, 5.00% due 9/1/2021	545,000	568,811
	Series B, 5.00% due 9/1/2024	1,115,000	1,201,981
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2032	3,560,000	3,625,896
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,436,614
	City of Houston Airport System Revenue, Series D, 5.00% due 7/1/2030	2,000,000	2,512,480
	City of McAllen (International Toll Bridge; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	7,359,354
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,461,108
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,757,807
	City of Texas City (ARCO Pipe Line Co. Project) IDC, 7.375% due 10/1/2020	2,705,000	2,751,851
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036	7,200,000	8,556,712
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,437,562
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,446,100
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,847,322
	Houston Airport System Revenue, Series D, 5.00% due 7/1/2035	1,750,000	2,164,890
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.),
	6.50% due 5/15/2031 (pre-refunded 5/15/2021)	360,000	379,562
	Series S, 6.50% due 5/15/2031 (pre-refunded 5/15/2021)	415,000	437,294
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	9,415,000	10,180,534
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	59,828
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	5,244,224
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	2,088,240
	San Antonio Water System,
	5.00% due 5/15/2038	2,110,000	2,739,265
	Series A, 5.00% due 5/15/2037	500,000	628,330
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2020)	1,590,000	1,600,462
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,638,571
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,250,000	2,504,970
	Utah — 0.3%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,708,225
	Washington — 3.9%
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030	4,545,000	5,306,869
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028 (pre-refunded 12/1/2022)	7,860,000	8,752,896
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028 (pre-refunded 12/1/2022)	4,640,000	5,167,104
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	5,473,673
	State of Washington (Various Purposes) GO,
[d]	5.00% due 6/1/2038	1,965,000	2,521,685
	Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	9,567,904
	Washington Higher Education Facilities Authority (Seattle Pacific University), 5.00% due 10/1/2038 - 10/1/2040	3,340,000	3,878,340
	West Virginia — 0.1%
[a]	West Virginia (Appalachian Power Co.) AMT, EDA, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,500,000	1,499,595
	Wisconsin — 1.5%
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2023 - 8/15/2026	10,925,000	11,419,986
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,775,448
	Total Investments — 98.5% (Cost $951,124,751)		$1,015,554,570
	Other Assets Less Liabilities — 1.5%		15,489,778
	Net Assets — 100.0%		$1,031,044,348

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $1,980,992, representing 0.19% of the Fund’s net assets.
c	Segregated as collateral for a when-issued security.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
CPI	Consumer Price Index
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDC	Industrial Development Corp.
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.